Equity - (Details 1) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non voting shares [member] | Class A common stock
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	297,322,430	295,498,750
Conversions (in shares)	683,926	1,823,680
Ending balance (in shares)	298,006,356	297,322,430
Voting shares [member] | Class B common stock
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	16,925,090	18,748,770
Conversions (in shares)	(683,926)	(1,823,680)
Ending balance (in shares)	16,241,164	16,925,090
Beginning balance (in shares)	314,247,520	314,247,520
Conversions (in shares)	0	0
Vested awards (in shares)	3,999,983,000	1,340,877,000
Ending balance (in shares)	314,247,520	314,247,520